Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Principal Subsidiaries

The Group had the following principal subsidiaries as at December 31, 2021:

Name	Country/place of registration and operations	Principal activities	Proportion of voting rights and shares held (directly or indirectly) (%)
Direct ownership
Cereal Base CEBA AB	Sweden	Holding	100%
Indirect ownership
Oatly AB	Sweden	Selling and production	100%
Oatly Sweden Operations & Supply AB	Sweden	Production	100%
Oatly UK Ltd.	United Kingdom	Selling	100%
Oatly UK Operations & Supply Ltd.	United Kingdom	Production	100%
Oatly Germany GmbH	Germany	Selling	100%
Oatly Norway AS	Norway	Selling	100%
Oy Oatly AB	Finland	Selling	100%
Oatly Netherlands BV	Netherlands	Selling	100%
Oatly Netherlands Operation & Supply BV	Netherlands	Production	100%
Oatly EMEA AB	Sweden	Selling	100%
Oatly Inc.	United States	Selling	100%
Oatly US Inc.	United States	Selling	100%
Oatly US Operations & Supply Inc.	United States	Production	100%
Havrekärnan AB	Sweden	Production	100%
Oatly Singapore Operations & Supply Pte Ltd.	Singapore	Production	100%
Oatly Hong Kong Holding Ltd.	Hong Kong, China	Selling	100%
Oatly Shanghai Co. Ltd.	China	Selling	100%
Oatly Food Co. Ltd.	China	Production	100%
Oatly Thousands of Island Co Ltd.	China	Production	100%